April 7, 2017

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       Prudential Investment Portfolios 9: Form N-1A

Post-Effective Amendment No. 65 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 66 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-66895

Investment Company Act No. 811-09101

Dear Sir or Madam:

On behalf of Prudential QMA Large-Cap Core Equity Fund (the “Fund”), a series of Prudential Investment Portfolios 9 (the "Trust"), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 65 to the Registration Statement under the 1933 Act; Amendment No. 66 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to revise the Fund’s non fundamental investment objective.

The Fund intends to file a subsequent post-effective amendment on or about June 26, 2017 pursuant to Rule 485(b) under the 1933 Act, to include certain exhibit, as well as non-material financial and other information.

To assist you with the review of this filing, we note that the staff of the Securities and Exchange Commission recently reviewed post-effective amendment no. 55 to the Fund’s registration statement filed on October 20, 2016 and post-effective amendment no. 60 filed on January 18, 2017 (the “Prior Registration Statements”) and the Amendment includes the staff’s comments to the filings as outlined in the applicable correspondence to the staff. The Amendment includes substantially similar disclosure to the Prior Registration Statements except with respect to revision to the Fund's non fundamental investment objective.

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff, except with respect to the sections that the registrant has noted as being substantially different.

The Amendment will go effective on June 6, 2017 and we would appreciate receiving the Staff’s comments, if any, on or about May 12, 2017.

Any questions or comments with respect to the Registration Statement may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President & Corporate Counsel